INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31,
	2021	2020
Purchased parts and materials	$5,006	$4,476
Work in progress	401	442
Finished goods and consumables	11,810	7,101
Inventory net	$17,217	$12,019